Schedule of Warrant (Details) - Warrants [member] - $ / shares	3 Months Ended	9 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
IfrsStatementLineItems [Line Items]
Outstanding at beginning of period (in shares)	2,947,229	1,955,986
Outstanding at beginning of period (per share)	1.04	0.10
Granted (in shares)		1,339,170
Granted (per share)		$ 2.43
Exercised (in shares)	(600,000)	(850,000)
Exercised (per share)	$ 0.10	$ 0.10
Expired (in shares)		(97,927)
Expired (per share)		$ 3.60
Outstanding at end of period (in shares)	2,347,229	2,347,229
Outstanding at end of period (per share)	1.28	1.28